CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	May 10, 2019	Jun. 30, 2018
CONSOLIDATED BALANCE SHEETS
Redeemable ordinary shares, par value	$ 0.01		$ 0.01
Redeemable ordinary shares, shares issued	0	725,000	725,000
Redeemable ordinary shares, shares outstanding	0	725,000	725,000
Ordinary shares, par value	$ 0.01		$ 0.01
Ordinary shares, shares authorized	50,000,000		50,000,000
Ordinary shares, shares authorized, shares issued	21,964,027		20,000,000
Ordinary shares, shares authorized, shares outstanding	21,964,027		20,000,000